Exploration and Evaluation assets - Disclosure of cost related to the properties of goanna resources (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	$ 208,706,494
Ending Balance	241,527,631	$ 208,706,494
Goanna Resources Sapi De Cv [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Additions	18,350,905	0
Exploration assets before exchange rate effect	18,350,905	0	$ 0
Effect of change in exchange rate	0	0	0
Effect of change in exchange rate, Additions	0	0
Exploration costs, Total	18,350,905	0	$ 0
Exploration costs, Additions, Total	18,350,905	0
Goanna Resources Sapi De Cv [Member] | Cash [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	6,029,211	0
Ending Balance	6,029,211	0
Goanna Resources Sapi De Cv [Member] | Shares [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	11,522,376	0
Ending Balance	11,522,376	0
Goanna Resources Sapi De Cv [Member] | Transaction cost [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	70,699	0
Ending Balance	70,699	0
Goanna Resources Sapi De Cv [Member] | Acquisition Costs Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	17,622,286	0
Ending Balance	17,622,286	0
Goanna Resources Sapi De Cv [Member] | Land, water use, and claims [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	728,619	0
Ending Balance	728,619	0
Goanna Resources Sapi De Cv [Member] | Subtotal [Member]
Disclosure Of Exploration And Expenditure Assets [Line Items]
Beginning Balance	0	0
Additions	728,619	0
Ending Balance	$ 728,619	$ 0